Stock-Based Compensation and Warrant Units	12 Months Ended
Sep. 24, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation and Warrant Units
17. Stock-Based Compensation and Warrant Units
In June 2022, the Company’s stockholders approved the Symbotic Inc. 2022 Omnibus Incentive Compensation Plan (“2022 Plan”). The 2022 Plan allows for the issuance of stock options, stock appreciation rights, restricted shares, restricted stock units, dividend equivalent rights, and other equity-based or equity-like awards that the Compensation Committee of the Board of Directors determines to be consistent with the purposes of the 2022 Plan and the interests of the Company for up to 59,800,928 shares of common stock to employees, directors, and consultants of the Company. Additionally, up to 8,500,000 shares may be issued in connection with the exchange of awards under the 2012 Value Appreciation Plan (described below) or the Amended and Restated 2018 Long Term Incentive Plan (“Legacy Plans”). The Company will no longer issue new awards under the Legacy Plans as all future grants will be issued under the 2022 Plan, or another equity plan that is approved by the Compensation Committee of the Board of Directors. Awards issued under the 2022 Plan have a maximum term of 10 years.
The following table summarizes the components of total stock-based compensation included in the Company’s consolidated statements of operations for the year ended September 24, 2022 (in thousands):

September 24, 2022
Research and development	9,671
Selling, general, and administrative	17,187

Total stock-based compensation expense	$26,858

The following table summarizes the different types of RSUs granted by the Company during the year ended September 24, 2022:

September 24, 2022
RSUs (service-based vesting conditions)	13,784,743
RSUs (performance-based vesting conditions)	578,453

Total	14,363,196

RSUs represent the right to receive one share of the Company’s common stock upon vesting. RSUs are granted at the discretion of the Board of Directors, a committee thereof or, subject to defined limitations, the Chief Executive Officer of the Company, acting as a committee of one director, to whom such authority has been delegated. The Company has issued RSUs that vest based on the passage of time assuming continued service with the Company, and RSUs that vest only upon the achievement of defined performance metrics tied primarily to revenue and earnings targets.
For RSUs with service-based vesting conditions, the fair value is calculated based on the Company’s closing stock price on the date preceding the date of grant, and the stock-based compensation expense is being recognized over the vesting period. Most RSUs with service-based vesting provisions vest in installments over a three-year period following the grant date. For RSUs with performance-based vesting conditions, management measures compensation expense based upon a review of the Company’s expected achievement against specified financial performance targets. Such compensation cost is being recorded to the extent management has deemed that such awards are probable of vesting based upon the expected achievement against the specified targets. On a periodic basis, management reviews the Company’s expected performance and adjusts the compensation cost, if needed, at such time.
The following table summarizes the RSU activity for the year ended September 24, 2022:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 26, 2021	—	$—
Granted	14,363,196	15.81
Vested	(1,831,505)	15.81
Forfeited	(166,104)	15.81

Outstanding at September 24, 2022	12,365,587	$15.81

The total fair value of RSUs that vested during the year ended September 24, 2022 was $29.0 million including $24.4 million for vested RSUs issued in exchange for vested value appreciation plan units (“VAP Units”). The grant-date fair value of each RSU is calculated based upon the Company’s closing stock price on the date preceding the date of grant. For the year ended September 24, 2022 the weighted-average fair value of RSU awards granted was $15.81 per share. As of September 24, 2022, 12.4 million RSUs were outstanding and unvested, with an aggregate value of $130.3 million and a weighted average remaining vesting period of approximately 2.26 years. These RSUs are expected to vest on various dates through 2027.
Class C Units
Prior to the Business Combination, the Company periodically granted Class C Units to employees, officers, and directors which vest over a period of up to five years, as determined by the Board of Managers. Each issuance of Class C Units entitles its holder to share in the appreciation in the fair market value (“FMV”) of the Company from the date of issuance, subject to any preferences or priorities payable to the Preferred Units. The Board shall establish a “Hurdle Value,” which shall not be less than the FMV on the date of such issuance of such Class C Unit and such units shall share only in appreciation of the FMV in excess of the Hurdle Value. Any distributions made with respect to Class C Units that have not yet become vested are held in a separate account for the benefit of the holder of the unvested units until such time as the units vest. The Class C Units are subject to a put feature that allow holders to redeem vested Class C Units. The put feature requires the holder to hold the units for at least six months from the date the Class C Units vest to the earliest date the put feature can be exercised. Accordingly, since the holder is exposed to the economic risks and rewards of unit ownership, the Class C Units are treated as equity classified awards. However, because redemption of the Class C Units is outside of the control of the Company: (i) the Class C Units are classified outside of permanent members’ deficit, and (ii) the carrying value of Class C Units is adjusted to redemption value at each reporting period through a charge to members’ deficit (until such time as the Class C Units are redeemed or forfeited). As further described in Note 15,
Equity
, the Class C Units were converted into Common Stock upon consummation of the Business Combination.
The following is a summary of Class C Units outstanding and vested immediately prior to the consummation of the Business Combination:

Class C Units
Balance at September 28, 2019	428,571
Granted	42,587
Redeemed	—
Forfeited	(42,587)

Balance at September 26, 2020	428,571
Granted	51,543
Redeemed	—
Forfeited	(51,543)

Balance at September 25, 2021	428,571
Granted	18,107
Redeemed	—
Forfeited	(18,107)

Balance at June 7, 2022	428,571

Vested at June 7, 2022	375,930
The Company recognized less than $0.1 million as compensation expense associated with the Class C Units for the year ended September 24, 2022, and $0.1 million as compensation expense for the years ended September 25, 2021, and September 26, 2020.
Valuation of Class C Units
The fair value of Class C Units was determined by the Company’s Board of Managers based on enterprise valuations performed by management with the assistance of a third-party valuation firm. For fiscal year 2022 leading up to the Business Combination and for the year ended September 25, 2021, the Company’s total equity value was determined using a combination of the income approach and market approach under the Hybrid Method. Under this approach, a probability-weighted expected return method was applied where two types of future event scenarios were considered: an IPO scenario and a non-IPO
scenario for all other potential future exits. The relative probabilities between the future exit scenarios were based on an analysis of performance and market conditions at the time, including then-current IPO valuations of similarly situated companies and expectations as to the timing and likely prospects of future event scenarios. For the year ended September 26, 2020, the Company’s total equity value was determined using the income approach. Under this approach, total equity value is estimated based on the present value of the Company’s future estimated cash flows. These future cash flows, including cash flows beyond the forecast period for the residual value, are discounted to their present values using an appropriate discount rate, to reflect the risks inherent in the Company achieving these estimated cash flows. The resulting equity value was then allocated to outstanding equity instruments using an option pricing model.

The fair value of each Class C Unit grant was estimated on the date of the award using a Black-Scholes option pricing model with the following assumptions:

		Year Ended
	June 7, 2022	September 25, 2021	September 26, 2020
Dividend yield	0%	0%	0%
Volatility (a)	45.0%	40.0%	50.0%
Risk-free interest rate (b)	2.30%	0.29%	0.12%
Expected term (years) (c)	2.00	2.00	1.25

•
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Class C Units.

•	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Class C Units.

•	The expected term is based on estimated liquidity event timing as further described above.
The fair value per unit for the Class C Units granted was determined to be the following for each of the periods presented:

•	$451.81 for the period December 26, 2021 through June 7, 2022

•	$415.75 for the period September 26, 2021 through December 25, 2021

•	$407.19 for the period June 27, 2021 through September 25, 2021

•	$160.03 for the period March 28, 2021 through June 26, 2021

•	$5.56 for the period September 29, 2019 through March 27, 2021
Value Appreciation Units
The Company historically granted VAP Units to employees, officers, and directors that vested over a period of up to five years, as determined by the Board of Managers. No VAP Units were granted during the years ended September 24, 2022, September 25, 2021, and September 26, 2020. Following the Business Combination and in the fourth quarter of fiscal year 2022, all outstanding VAP Units for 20 employees were converted into the Company’s restricted stock units. The Company issued 2,350,795 RSUs to the legacy VAP Unit holders. The conversion of the VAP Units into RSUs was treated as a modification in accordance with ASC 718, and resulted in a charge of $24.4 million to additional paid-in
capital on the date of the modification. This included a
step-up
in grant date fair value charge of $0.7 million, which was principally due to the difference between the VAP Units grant date hurdle rates and the Company’s stock price as of the modification date. Prior to the Business Combination, to the extent vested and exercisable, each VAP Unit could be exercised for a cash payment equal to the appreciation in the FMV of 1/100th of a Class C Unit. The following exercisability triggers must be met before any vested award may be exercised, with the achievement of each trigger allowing one third of the vested award to be exercised: (i) the end of the first fiscal year in which the Company meets or exceeds annual revenue (on a cash accounting basis) of $100 million, (ii) the end of the first fiscal year in which the Company becomes cash flow positive, and (iii) the end of the first fiscal year in which the Company generates positive earnings before interest, taxes, depreciation, and amortization (“EBITDA”).

The following is a summary of VAP Units outstanding which were converted to restricted stock units in the fourth quarter of fiscal year 2022:

VAP Units
Balance at September 28, 2019	5,053,182
Granted	—
Exercised	—
Forfeited	(663,925)

Balance at September 26, 2020	4,389,257
Granted	—
Exercised	—
Forfeited	(349,637)

Balance at September 25, 2021	4,039,620
Granted	—
Exercised	(255,845)
Forfeited	(92,664)

Balance at August 16, 2022	3,691,111
Converted to restricted stock units	(3,691,111)

Balance at September 24, 2022	—

Because the VAP Units were settleable in cash, they were treated as liability classified awards. Accordingly, the carrying value of the liability was adjusted to fair value at each reporting period through a charge to earnings (until such time as the VAP Units are settled or forfeited). Further, the exercisability triggers noted above represent performance conditions that impact the vesting of the awards. Accordingly, compensation expense is not recognized until such time as the performance conditions are considered probable of achievement. During the year ended September 26, 2020, the performance conditions relating to annual revenue and cash flows were considered probable of achievement. The performance condition relating to EBITDA was not considered probable of achievement for any of the periods presented and up to the date of conversion of the VAP Units to restricted stock units.
The Company recognized $13.2 million, $11.6 million, and $0.1 million as compensation expense associated with the VAP Units for the years ended September 24, 2022, September 25, 2021, and September 26, 2020, respectively.
Warrant Units
On April 30, 2021, in connection with its entry into a Subscription Agreement with Walmart, the Company issued Walmart warrants to acquire up to an aggregate of 714,022 shares of the Company’s Class A Units (the “Warrants”), subject to certain vesting conditions. Warrants equivalent to 6.5% of the Company’s outstanding and issuable Common Units, or 446,741 units, vested upon the signing of the Subscription Agreement, and had a grant date fair value of $60.44 per unit. Warrants equivalent to up to 3.5% of the Company’s outstanding and issuable Common Units, or 267,281 units, may vest in connection with conditions defined by the terms of the Warrant, as Walmart makes additional expenditures to the Company in connection with the Subscription Agreement, There are up to six tranches based on increments of additional expenditures where approximately 44,000 additional Warrants may vest per tranche. The Warrants had a grant date fair value of $60.44 per unit. Upon vesting, units may be acquired at an exercise price of $389.03. The warrant units contain customary anti-dilution, down-round, and change-in-control
provisions. The right to purchase units in connection with the Warrant expires on April 30, 2031.
Non-cash
share-based payment expense associated with the warrant units is recognized as vesting conditions are achieved, based on the grant date fair value of the warrants. The fair value of the warrant units was determined as of the grant date in accordance with ASC 718 using the Black-Scholes pricing model. The Black-Scholes pricing model is based, in part, upon assumptions for which management is required to use judgment. The assumptions made for purposes of estimating fair value under the Black-Scholes pricing model for the Warrants were as follows:

Selected Assumption
Dividend yield	0%
Volatility(a)	43.0%
Risk-free interest rate (b)	1.65%
Expected term (years) (c)	10.00

•
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Warrants.

•	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Warrants.

•	The expected term is based on the contractual term of the Warrants.
In December 2021, Walmart elected to gross exercise the 446,741 vested Warrant Units for $173.8 million. As a result of this gross exercise, 446,741 Class A Common Units of Legacy Warehouse were issued to Walmart, which represented a 6.5% ownership in the Company’s outstanding and issuable Common Units. On May 20, 2022, in connection with its entry into the 2nd A&R MAA, Walmart’s remaining 267,281 Warrant Units vested in accordance with the terms referenced above. Upon vesting, Walmart elected to gross exercise the 267,281 vested Warrant Units for $104.0 million. As a result of this gross exercise, 267,281 Class A Common Units of Legacy Warehouse were issued to Walmart, which represented, together with the December 2021 gross exercise, a combined total of 10.0% ownership in the Company’s then outstanding and issuable Common Units.
Also in connection with its entry into the 2nd A&R MAA with Walmart, the Company issued Walmart a new warrant to acquire up to an aggregate of 258,972 Legacy Warehouse Class A Units (“May 2022 Warrant”), subject to certain vesting conditions. The May 2022 Warrants had a grant date fair value of $224.45. In connection with the Closing, the May 2022 Warrant was converted into a new warrant to acquire up to an aggregate of 15,870,411 common units of Symbotic Holdings (“June 2022 Warrant” and, the common units of Symbotic Holdings issuable thereunder, the “Warrant Units”). As of September 24, 2022, the June 2022 Warrant had not vested, as vesting is tied to the installation commencement date for certain Systems which the Company is installing in Walmart’s 42 regional distribution centers. Warrant Units equivalent to up to 3.6% of the Company’s then outstanding and issuable Common Units, or 15,870,411 units, may vest in connection with conditions defined by the terms of the June 2022 Warrant. Upon vesting, units may be acquired at an exercise price of $10.00. The Warrant Units contain customary anti-dilution, down-round, and change-in-control
provisions. The right to purchase units in connection with the June 2022 Warrant expires on June 7, 2027.
Non-cash
share-based payment expense associated with the June 2022 Warrant is recognized as vesting conditions are achieved, based on the grant date fair value of the warrants. The fair value of the June 2022 Warrant was determined as of the grant date in accordance with ASC Topic 718,
Compensation – Stock Compensation
, using the Black-Scholes pricing model. The Black-Scholes pricing model is based, in part, upon assumptions for which management is required to use judgment. The assumptions made for purposes of estimating fair value under the Black-Scholes pricing model for the June 2022 Warrant were as follows:

Selected Assumption
Dividend yield	0%
Volatility (a)	40.0%
Risk-free interest rate (b)	2.80%
Expected term (years) (c)	5.00

•
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the June 2022 Warrant.

•	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the June 2022 Warrant.

•	The expected term is based on the contractual term of the June 2022 Warrant.
The following table summarizes stock warrant activity for the year ended September 24, 2022:

Warrant Units
Outstanding and nonvested at September 26, 2020	—
Granted	714,022
Vested	(446,741)

Outstanding and nonvested at September 25, 2021	267,281
Granted	258,972
Vested	(267,281)

Outstanding and nonvested at September 24, 2022	258,972

The amount of provision for warrants recorded as a reduction of the transaction price for the Warrants during the twelve months ended September 24, 2022 was $101.3 million. As of September 24, 2022, total unrecognized cost related to unvested warrants was $58.1 million, which may be expensed as vesting conditions are satisfied over the remaining term of the agreement, or 4.7 years. At September 24, 2022, there are no warrant units which are vested and exercisable.